Financial Instruments - Summary of Coverage Ratio and Leverage Ratio (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	2.73%	4.07%	4.17%
Less than or Equal to 6.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	6.25%
Less than or Equal to 6.00 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	6.00%
Less than or Equal to 5.75 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	5.75%